Allowances for Loan Losses - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment					$ 0
With no related allowance recorded, Unpaid Principal Balance					0
With an allowance recorded, Recorded Investment					0	$ 0
With an allowance recorded, Related Allowance	$ 0		$ 0		0
Total, Recorded Investment	8,297		8,297		751	297
Total, Unpaid Principal Balance	8,441		8,441		840	339
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	8,541	$ 213	8,809	$ 225	759	348
With no related allowance recorded, Interest Recognized	96	4	195	8	20	12
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	0	0	0	0	0	0
Total, Average Recorded Investment	8,541	213	8,809	225	759	348
Total, Interest Recognized	96	4	195	8	20	12
Agriculture Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	200		200		0	0
With no related allowance recorded, Unpaid Principal Balance	200		200		0	0
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	200		200		0	0
Total, Unpaid Principal Balance	200		200		0	0
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	237	0	242	0	0	0
With no related allowance recorded, Interest Recognized	3	0	6	0	0	0
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	0	0	0	0	0	0
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	2,451		2,451		42	2
With no related allowance recorded, Unpaid Principal Balance	2,471		2,471		61	7
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	2,451		2,451		42	2
Total, Unpaid Principal Balance	2,471		2,471		61	7
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	4,706	0	4,935	0		3
With no related allowance recorded, Interest Recognized	66	0	132	0	0	1
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized		0	0	0	0	0
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	2,501		2,501		0	0
With no related allowance recorded, Unpaid Principal Balance	2,501		2,501		0	0
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	2,501		2,501		0	0
Total, Unpaid Principal Balance	2,501		2,501		0	0
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	455	0	461	0	0	0
With no related allowance recorded, Interest Recognized	4	0	9	0	0	0
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	0	0	0	0	0	0
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	3,145		3,145		709	295
With no related allowance recorded, Unpaid Principal Balance	3,269		3,269		779	332
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	3,145		3,145		709	295
Total, Unpaid Principal Balance	3,269		3,269		779	332
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	3,143	213	3,171	225	759	345
With no related allowance recorded, Interest Recognized	23	4	48	8	20	11
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	0	0	0	0	0	0
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	0		0		0	0
With no related allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	0		0		0	0
Total, Unpaid Principal Balance	0		0		0	0
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With no related allowance recorded, Interest Recognized	0	0		0	0	0
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	0	0	0	0	0	0
Municipal Loans [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	0		0		0	0
With no related allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Recorded Investment	0		0		0	0
With an allowance recorded, Unpaid Principal Balance	0		0		0	0
With an allowance recorded, Related Allowance	0		0		0
Total, Recorded Investment	0		0		0	0
Total, Unpaid Principal Balance	0		0		0	0
Total, Related Allowance	0		0		0
With no related allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With no related allowance recorded, Interest Recognized	0	0		0	0	0
With an allowance recorded, Average Recorded Investment	0	0	0	0	0	0
With an allowance recorded, Interest Recognized	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0